UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/14 (Unaudited)

INVESTMENT COMPANIES (43.2%)(a)
		Shares	Value

iShares MSCI EAFE ETF		774	$49,528

Putnam Absolute Return 100 Fund Class Y(AFF)		67,262	692,125

Putnam Absolute Return 300 Fund Class Y(AFF)		155,906	1,674,425

Putnam Absolute Return 500 Fund Class Y(AFF)		241,449	2,911,872

Putnam Absolute Return 700 Fund Class Y(AFF)		34,410	448,362

Putnam Money Market Fund Class A(AFF)		543,677	543,677

SPDR S&P 500 ETF Trust		161	33,359

SPDR S&P MidCap 400 ETF Trust		17	4,470

Total investment companies (cost $6,141,050)			$6,357,818

COMMON STOCKS (18.8%)(a)
		Shares	Value

Basic materials (0.6%)

Antofagasta PLC (United Kingdom)		597	$6,859

Asahi Kasei Corp. (Japan)		1,000	8,695

BASF SE (Germany)		81	7,351

BHP Billiton, Ltd. (Australia)		229	5,917

LyondellBasell Industries NV Class A		257	20,267

Mitsubishi Chemical Holdings Corp. (Japan)		1,000	5,152

Rio Tinto PLC (United Kingdom)		178	8,289

SBA Communications Corp. Class A(NON)		94	11,437

Sherwin-Williams Co. (The)		64	15,671

Stora Enso OYJ Class R (Finland)		670	5,920

			95,558
Capital goods (1.1%)

ABB, Ltd. (Switzerland)		196	4,399

Allison Transmission Holdings, Inc.		99	3,256

BAE Systems PLC (United Kingdom)		1,564	11,733

Ball Corp.		101	6,774

Canon, Inc. (Japan)		200	6,413

Caterpillar, Inc.		108	10,865

Crown Holdings, Inc.(NON)		249	12,326

IDEX Corp.		61	4,685

Illinois Tool Works, Inc.		227	21,549

Ingersoll-Rand PLC		84	5,297

Joy Global, Inc.		75	3,678

Leggett & Platt, Inc.		97	4,083

Northrop Grumman Corp.		119	16,771

Raytheon Co.		230	24,541

Roper Industries, Inc.		87	13,730

Toyoda Gosei Co., Ltd. (Japan)		200	3,916

Vinci SA (France)		147	7,941

			161,957
Communication services (0.5%)

Belgacom SA (Belgium)		233	9,189

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)		2,114	3,742

CenturyLink, Inc.		418	17,042

Deutsche Telekom AG (Germany)		613	10,438

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		100	5,337

NTT DoCoMo, Inc. (Japan)		200	3,120

Orange (France)		595	10,466

Spark New Zealand, Ltd. (New Zealand)		1,921	4,608

Telstra Corp., Ltd. (Australia)		838	4,053

Verizon Communications, Inc.		65	3,288

Vodafone Group PLC (United Kingdom)		793	2,902

			74,185
Conglomerates (0.2%)

AMETEK, Inc.		127	6,472

Bouygues SA (France)		240	9,023

Mitsui & Co., Ltd. (Japan)		500	6,899

			22,394
Consumer cyclicals (2.3%)

ADT Corp. (The)		103	3,599

Asahi Glass Co., Ltd. (Japan)		1,000	4,828

Bayerische Motoren Werke (BMW) AG (Germany)		86	9,830

Dai Nippon Printing Co., Ltd. (Japan)		1,000	8,845

Daihatsu Motor Co., Ltd. (Japan)		400	5,483

Daimler AG (Registered Shares) (Germany)		56	4,719

Daito Trust Construction Co., Ltd. (Japan)		100	11,304

Deckers Outdoor Corp.(NON)		24	2,321

Discovery Communications, Inc. Class A(NON)		168	5,863

Expedia, Inc.		56	4,878

Ford Motor Co.		350	5,506

Fuji Heavy Industries, Ltd. (Japan)		200	7,279

Gap, Inc. (The)		126	4,990

Geberit International AG (Switzerland)		15	5,216

General Motors Co.		118	3,945

Hanesbrands, Inc.		72	8,332

Harley-Davidson, Inc.		137	9,546

Harman International Industries, Inc.		7	760

Hilton Worldwide Holdings, Inc.(NON)		454	11,904

Home Depot, Inc. (The)		330	32,802

Host Hotels & Resorts, Inc.(R)		963	22,380

Hugo Boss AG (Germany)		50	6,575

Kimberly-Clark Corp.		224	26,116

Lear Corp.		60	5,755

Lowe's Cos., Inc.		273	17,426

Macy's, Inc.		149	9,672

Marriott International, Inc. Class A		104	8,194

Next PLC (United Kingdom)		95	10,037

NVR, Inc.(NON)		3	3,776

Omnicom Group, Inc.		122	9,427

Reed Elsevier PLC (United Kingdom)		543	9,426

Scripps Networks Interactive Class A		58	4,534

SJM Holdings, Ltd. (Hong Kong)		2,000	3,944

Starz Class A(NON)		66	2,177

Swire Pacific, Ltd. Class A (Hong Kong)		1,000	13,735

Time Warner, Inc.		210	17,875

VF Corp.		33	2,481

Viacom, Inc. Class B		173	13,084

Wyndham Worldwide Corp.		93	7,752

			346,316
Consumer staples (1.5%)

British American Tobacco (BAT) PLC (United Kingdom)		141	8,345

Bunge, Ltd.		107	9,712

Colgate-Palmolive Co.		66	4,593

CVS Health Corp.		374	34,169

Dr. Pepper Snapple Group, Inc.		209	15,466

Energizer Holdings, Inc.		25	3,251

Geo Group, Inc. (The)(R)		208	8,380

Imperial Tobacco Group PLC (United Kingdom)		172	7,938

ITOCHU Corp. (Japan)		500	5,760

Japan Tobacco, Inc. (Japan)		100	3,209

Kao Corp. (Japan)		100	3,707

Kirin Holdings Co., Ltd. (Japan)		400	5,134

Lawson, Inc. (Japan)		100	6,167

Liberty Ventures Ser. A(NON)		54	1,979

ManpowerGroup, Inc.		102	6,820

Metcash, Ltd. (Australia)		927	2,059

Mondelez International, Inc. Class A		760	29,792

Monster Beverage Corp.(NON)		104	11,664

Nestle SA (Switzerland)		157	11,782

Philip Morris International, Inc.		118	10,258

Reckitt Benckiser Group PLC (United Kingdom)		45	3,689

Swedish Match AB (Sweden)		163	5,631

Unilever NV ADR (Netherlands)		231	9,401

Unilever PLC (United Kingdom)		87	3,671

Woolworths, Ltd. (Australia)		141	3,734

			216,311
Energy (1.1%)

Baker Hughes, Inc.		131	7,467

BP PLC (United Kingdom)		1,566	10,257

Exxon Mobil Corp.		172	15,573

Halliburton Co.		203	8,567

Marathon Petroleum Corp.		185	16,667

Oil States International, Inc.(NON)		34	1,695

Phillips 66		293	21,395

Royal Dutch Shell PLC Class A (United Kingdom)		299	9,943

Royal Dutch Shell PLC Class B (United Kingdom)		165	5,721

Schlumberger, Ltd.		302	25,957

Statoil ASA (Norway)		145	2,764

Superior Energy Services, Inc.		341	6,585

Total SA (France)		164	9,109

Valero Energy Corp.		391	19,007

Woodside Petroleum, Ltd. (Australia)		191	5,811

			166,518
Financials (6.3%)

Alexandria Real Estate Equities, Inc.(R)		9	773

Allianz SE (Germany)		16	2,754

American Campus Communities, Inc.(R)		245	9,800

American Capital Agency Corp.(R)		260	6,000

American International Group, Inc.		17	932

American Realty Capital Properties, Inc.(R)		441	4,145

AMP, Ltd. (Australia)		1,441	6,900

Aon PLC		193	17,851

Apartment Investment & Management Co. Class A(R)		258	9,611

Aspen Insurance Holdings, Ltd.		27	1,194

Australia & New Zealand Banking Group, Ltd. (Australia)		115	3,118

AvalonBay Communities, Inc.(R)		145	23,315

Aviva PLC (United Kingdom)		983	7,784

Axis Capital Holdings, Ltd.		78	3,904

Baloise Holding AG (Switzerland)		36	4,698

Banco Santander SA (Spain)		719	6,462

Bank of New York Mellon Corp. (The)		319	12,770

Bendigo and Adelaide Bank, Ltd. (Australia)		406	4,404

Boston Properties, Inc.(R)		185	23,983

CaixaBank SA (Rights) (Spain)(NON)		1,193	80

CaixaBank SA (Spain)		1,193	6,564

Camden Property Trust(R)		159	12,192

CBRE Group, Inc. Class A(NON)		303	10,223

CNP Assurances (France)		450	8,320

Commonwealth Bank of Australia (Australia)		97	6,651

Corio NV (Netherlands)(R)		77	3,893

DCT Industrial Trust, Inc.(R)		246	8,396

DDR Corp.(R)		43	788

Deutsche Boerse AG (Germany)		87	6,357

DiamondRock Hospitality Co.(R)		713	10,645

Digital Realty Trust, Inc.(R)		38	2,670

Douglas Emmett, Inc.(R)		452	12,584

Duke Realty Corp.(R)		567	11,022

DuPont Fabros Technology, Inc.(R)		445	14,503

Equity Lifestyle Properties, Inc.(R)		231	11,460

Equity Residential Trust(R)		227	16,081

Essex Property Trust, Inc.(R)		31	6,275

Everest Re Group, Ltd.		34	5,963

Extra Space Storage, Inc.(R)		176	10,432

Federal Realty Investment Trust(R)		24	3,184

General Growth Properties(R)		751	20,097

Goldman Sachs Group, Inc. (The)		163	30,711

HCP, Inc.(R)		459	20,563

Health Care REIT, Inc.(R)		345	25,413

HSBC Holdings PLC (United Kingdom)		1,385	13,784

Insurance Australia Group, Ltd. (Australia)		1,261	6,824

Jones Lang LaSalle, Inc.		32	4,661

JPMorgan Chase & Co.		641	38,563

KeyCorp		647	8,735

Kimco Realty Corp.(R)		636	16,186

Liberty Property Trust(R)		121	4,281

Macerich Co. (The)(R)		62	4,903

Medical Properties Trust, Inc.(R)		865	11,989

Mid-America Apartment Communities, Inc.(R)		9	663

Morgan Stanley		366	12,876

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		15	3,089

Natixis SA (France)		1,288	9,095

Outfront Media, Inc.(R)		89	2,408

PartnerRe, Ltd.		57	6,641

Partners Group Holding AG (Switzerland)		13	3,729

Persimmon PLC (United Kingdom)		356	8,506

PNC Financial Services Group, Inc.		286	25,016

Prologis, Inc.(R)		389	16,447

Public Storage(R)		222	41,654

Realty Income Corp.(R)		101	4,692

Regency Centers Corp.(R)		203	12,480

Reinsurance Group of America, Inc. Class A		49	4,200

Resona Holdings, Inc. (Japan)		1,600	8,639

Select Income REIT(R)		211	4,874

Simon Property Group, Inc.(R)		296	53,517

SL Green Realty Corp.(R)		142	16,492

Spirit Realty Capital, Inc.(R)		293	3,431

State Street Corp.		314	24,093

Stockland (Units) (Australia)(R)		1,904	6,662

Strategic Hotels & Resorts, Inc.(NON)(R)		794	10,544

Sumitomo Mitsui Financial Group, Inc. (Japan)		100	3,771

Svenska Handelsbanken AB Class A (Sweden)		227	11,092

Swedbank AB Class A (Sweden)		131	3,430

Taubman Centers, Inc.(R)		159	12,639

Tryg A/S (Denmark)		33	3,803

Two Harbors Investment Corp.(R)		571	6,001

UDR, Inc.(R)		71	2,185

Visa, Inc. Class A		15	3,873

Vornado Realty Trust(R)		211	23,539

Weingarten Realty Investors(R)		313	11,393

Wells Fargo & Co.		176	9,588

Westpac Banking Corp. (Australia)		397	10,999

WP Carey, Inc.(R)		16	1,090

XL Group PLC		199	7,068

Zurich Insurance Group AG (Switzerland)		27	8,456

			924,066
Health care (2.0%)

AstraZeneca PLC (United Kingdom)		179	13,337

C.R. Bard, Inc.		55	9,204

Cardinal Health, Inc.		152	12,493

Celgene Corp.(NON)		188	21,374

Charles River Laboratories International, Inc.(NON)		40	2,590

Edwards Lifesciences Corp.(NON)		76	9,856

Eisai Co., Ltd. (Japan)		100	3,583

Gilead Sciences, Inc.(NON)		81	8,126

GlaxoSmithKline PLC (United Kingdom)		280	6,486

Health Net, Inc.(NON)		37	1,901

Intuitive Surgical, Inc.(NON)		12	6,213

Johnson & Johnson		273	29,552

McKesson Corp.		99	20,865

Merck & Co., Inc.		578	34,911

Mettler-Toledo International, Inc.(NON)		10	2,933

Novartis AG (Switzerland)		118	11,412

Pfizer, Inc.		1,199	37,349

Roche Holding AG-Genusschein (Switzerland)		31	9,267

Sanofi (France)		87	8,409

Takeda Pharmaceutical Co., Ltd. (Japan)		200	8,378

Ventas, Inc.(R)		192	13,738

WellPoint, Inc.		134	17,140

			289,117
Technology (2.2%)

Activision Blizzard, Inc.		430	9,310

Amdocs, Ltd.		134	6,532

Apple, Inc.		516	61,368

Avago Technologies, Ltd.		90	8,406

Broadcom Corp. Class A		418	18,028

Computer Sciences Corp.		196	12,422

Dun & Bradstreet Corp. (The)		51	6,474

eBay, Inc.(NON)		504	27,660

Electronic Arts, Inc.(NON)		24	1,054

EMC Corp.		313	9,500

Google, Inc. Class A(NON)		59	32,396

Hoya Corp. (Japan)		200	7,111

L-3 Communications Holdings, Inc.		119	14,827

Leidos Holdings, Inc.		104	4,203

Marvell Technology Group, Ltd.		495	7,088

Microsoft Corp.		84	4,016

NetApp, Inc.		343	14,595

Nippon Electric Glass Co., Ltd. (Japan)		1,000	4,575

Oracle Corp.		762	32,316

Symantec Corp.		458	11,949

Western Digital Corp.		176	18,176

Xerox Corp.		860	12,006

			324,012
Transportation (0.4%)

ComfortDelgro Corp., Ltd. (Singapore)		3,000	5,971

Delta Air Lines, Inc.		26	1,213

Deutsche Post AG (Germany)		160	5,314

Japan Airlines Co., Ltd. (Japan)(UR)		200	5,916

Southwest Airlines Co.		508	21,245

Union Pacific Corp.		124	14,479

Yangzijiang Shipbuilding Holdings, Ltd. (China)		4,000	3,754

			57,892
Utilities and power (0.6%)

Alliant Energy Corp.		17	1,069

Edison International		239	15,191

Electricite de France (EDF) (France)		187	5,602

Energias de Portugal (EDP) SA (Portugal)		1,789	7,328

ENI SpA (Italy)		295	5,840

Entergy Corp.		288	24,163

OGE Energy Corp.		144	5,139

Red Electrica Corporacion SA (Spain)		103	9,415

Snam SpA (Italy)		1,471	7,797

UGI Corp.		189	7,127

			88,671

Total common stocks (cost $2,316,869)			$2,766,997

U.S. TREASURY OBLIGATIONS (9.1%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043		$40,000	$46,644
2 3/4s, August 15, 2042		60,000	58,158

U.S. Treasury Notes
3 1/2s, February 15, 2018		40,000	43,153
2 3/4s, November 15, 2023		50,000	52,578
2 3/8s, August 15, 2024		160,000	162,536
2s, February 15, 2023		70,000	69,744
2s, November 30, 2020		70,000	70,921
1 3/4s, May 31, 2016		130,000	132,854
1 1/8s, December 31, 2019		160,000	156,685
1s, August 31, 2016(SEGCCS)		270,000	272,842
3/4s, March 31, 2018		200,000	198,031
3/4s, December 31, 2017		70,000	69,544

Total U.S. treasury obligations (cost $1,307,490)			$1,333,690

CORPORATE BONDS AND NOTES (6.5%)(a)
		Principal amount	Value

Basic materials (0.4%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		$2,000	$2,120

Albemarle Corp. sr. unsec. notes 4.15s, 2024		3,000	3,059

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)		5,000	6,088

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		4,000	4,311

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	3,196

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		2,000	2,409

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		5,000	5,100

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		5,000	5,274

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		10,000	10,175

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)		2,000	2,030

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		2,000	2,019

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	2,068

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		5,000	5,299

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		5,000	6,294

			59,442
Capital goods (0.1%)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		10,000	10,288

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		5,000	5,403

			15,691
Communication services (1.4%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)		5,000	5,661

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		5,000	4,984

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		5,000	4,975

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		10,000	9,800

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	7,204

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		10,000	13,818

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		5,000	5,088

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		10,000	11,050

DISH DBS Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024		5,000	5,038

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		15,000	15,544

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,953

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		10,000	10,425

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)		5,000	5,660

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		4,000	4,609

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		4,000	5,675

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		35,000	35,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		15,000	15,244

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		5,000	6,497

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038		6,000	7,462

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		2,000	2,477

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		200	5,198

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		5,000	5,350

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	4,966

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		1,000	1,269

			200,647
Consumer cyclicals (1.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		5,000	7,267

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022		5,000	4,976

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		5,000	5,088

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		10,000	13,669

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		5,000	5,313

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		5,000	4,560

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		5,000	5,633

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		2,000	3,175

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		1,000	1,350

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	7,103

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		2,000	2,010

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		2,000	2,033

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		3,000	3,034

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,488

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021		15,000	14,625

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,993

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		4,000	5,102

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		5,000	5,402

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024		6,000	6,024

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		5,000	5,150

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		15,000	15,150

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		10,000	10,775

Nordstrom, Inc. sr. unsec. notes 5s, 2044		4,000	4,481

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	2,034

QVC, Inc. 144A sr. bonds 4.45s, 2025		2,000	1,949

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		5,000	5,275

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044		5,000	5,167

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		5,000	5,090

			159,916
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		10,000	9,706

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		5,000	5,532

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019		2,000	2,037

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	1,940

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		4,890	5,287

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		5,000	6,715

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		5,000	5,287

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,155

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		5,000	5,371

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021		5,000	5,070

			49,100
Energy (0.4%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		2,000	2,162

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		5,000	6,092

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020		2,000	1,800

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		2,000	1,987

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		10,000	13,489

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		5,000	4,875

Petrobras International Finance Co. SA (PIFCO) company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		5,000	5,020

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		3,000	3,349

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		5,000	5,713

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		5,000	7,127

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024		5,000	4,945

Williams Partners LP sr. unsec. notes 5.4s, 2044		3,000	3,162

Williams Partners LP sr. unsec. notes 4.3s, 2024		2,000	2,056

			61,777
Financials (1.5%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		15,000	17,588

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058		4,000	5,480

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		7,000	6,650

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		7,000	8,239

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity		10,000	10,288

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		5,000	5,129

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		7,000	7,484

CIT Group, Inc. sr. unsec. notes 5s, 2022		20,000	20,625

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity		2,000	1,985

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		5,000	6,217

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,214

EPR Properties unsec. notes 5 1/4s, 2023(R)		2,000	2,130

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,965

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020		5,000	5,218

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		10,000	11,402

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)		15,000	22,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		7,000	7,079

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		5,000	5,863

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,913

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		3,000	4,769

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		5,000	4,688

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037		12,000	12,990

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044		5,000	4,950

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)		5,000	5,743

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		10,000	10,632

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		10,000	10,325

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN notes 4.375s, 2054		2,000	2,138

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		5,000	5,063

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,000	5,607

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,249

			228,123
Health care (0.3%)

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		2,000	2,150

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		15,000	14,925

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		5,000	5,123

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022		2,000	2,035

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		5,000	5,263

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		15,000	15,450

			44,946
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		3,000	2,917

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		5,000	5,198

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		25,000	26,750

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		2,000	2,310

			37,175
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		5,000	5,813

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		5,000	5,001

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		5,000	5,304

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,700

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		5,000	5,675

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		5,000	5,162

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		10,000	10,200

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,099

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		2,000	1,994

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024		3,000	3,028

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		5,000	5,012

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		15,000	15,825

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		10,000	10,585

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067		5,000	5,219

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		5,000	6,448

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		5,000	5,138

			103,203

Total corporate bonds and notes (cost $938,867)			$960,020

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
		Principal amount	Value

Basic materials (0.1%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019		$6,000	$8,048

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		3,000	4,226

			12,274
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		4,000	2,708

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036		4,000	5,803

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		2,000	5,820

			14,331
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		1,000	1,100

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015		4,000	7,338

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		7,000	1

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		4,000	3,780

			12,219
Consumer cyclicals (0.6%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019		3,000	3,330

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015		3,000	3,699

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)		4,000	7,165

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034		9,000	9,529

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		3,000	6,405

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		5,000	7,031

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		9,000	4,944

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043		6,000	6,593

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018		3,000	3,081

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015		11,000	13,812

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019		4,000	3,990

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		4,000	5,393

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018		3,000	4,114

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		3,000	5,916

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		6,000	6,904

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016		3,000	3,647

			95,553
Consumer staples (0.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015		2,000	4,291

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019		7,000	9,898

			14,189
Energy (0.3%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		18,000	17,089

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		9,000	6,351

Energy XXI, Ltd. 144A cv. sr. unsec. notes 3s, 2018		4,000	2,600

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032		4,000	2,599

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		3,000	2,706

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041		4,000	2,473

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		5,000	4,631

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042		4,000	3,850

			42,299
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		7,000	7,263

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		5,000	5,216

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		5,000	6,678

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019		4,000	4,100

Empire State Realty OP LP 144A cv. sr. unsec. notes 2 5/8s, 2019(R)		3,000	2,964

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		7,000	8,015

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		4,000	5,448

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		4,000	5,210

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		4,000	6,253

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)		3,000	2,925

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		5,000	5,609

TCP Capital Corp. 144A cv. sr. unsec. notes 5 1/4s, 2019		5,000	4,988

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		2,000	1,551

			66,220
Health care (0.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		5,000	5,103

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016		4,000	4,265

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		3,000	210

Cubist Pharmaceuticals, Inc. cv. sr. unsec. bonds 1 1/8s, 2018		3,000	3,491

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017		1,000	2,618

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015		3,000	7,496

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		3,000	13,217

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		7,000	8,116

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		8,000	8,885

Jazz Investments I, Ltd. 144A cv. company guaranty sr. unsec. notes 1 7/8s, 2021 (Ireland)		8,000	9,390

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		6,000	6,293

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018		1,000	1,004

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		3,000	5,846

			76,334
Technology (0.9%)

Bottomline Technologies (DE), Inc. cv. sr. unsec. unsub. notes 1 1/2s, 2017		3,000	3,133

Ciena Corp. cv. sr. unsec. notes 4s, 2020		5,000	5,819

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039		3,000	5,389

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		5,000	5,216

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		11,000	36,053

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041		3,000	7,131

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		5,000	5,672

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		8,000	10,085

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		5,000	5,709

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		10,000	20,281

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 2018		3,000	3,315

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041		5,000	4,453

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018		5,000	4,438

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017		3,000	4,751

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018		7,000	8,037

			129,482
Transportation (0.1%)

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019		10,000	9,475

			9,475

Total convertible bonds and notes (cost $420,120)			$472,376

MORTGAGE-BACKED SECURITIES (1.8%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage Trust Ser. 06-5, Class A3, 5.39s, 2047		$20,000	$20,156

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A, 4.933s, 2045		15,000	15,242

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912s, 2045		13,000	13,700
Ser. 12-CR5, Class XA, IO, 2.045s, 2045		161,780	15,753
Ser. 13-LC13, Class XA, IO, 1.611s, 2046		156,533	11,710
Ser. 14-CR16, Class XA, IO, 1.439s, 2047		123,302	9,335
Ser. 14-CR14, Class XA, IO, 1.053s, 2047		184,744	9,217

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2, 5.96s, 2049		437	437
Ser. 04-LN2, Class A2, 5.115s, 2041		2,465	2,470

LB-UBS Commercial Mortgage Trust Ser. 05-C7, Class C, 5.35s, 2040		10,000	10,043

Merrill Lynch Mortgage Trust FRB Ser. 05-CIP1, Class AM, 5.107s, 2038		25,000	25,523

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.274s, 2049		3,859	3,858

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.564s, 2046		10,000	10,797
Ser. 13-C13, Class XA, IO, 1.398s, 2046		99,092	7,504

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		9,080	9,139

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045		10,000	11,386

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.896s, 2043		16,000	16,592

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.437s, 2046		10,000	10,791

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,258
Ser. 12-C9, Class AS, 3.388s, 2045		10,000	10,229

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C10, Class XA, IO, 1.947s, 2045		200,838	20,092
Ser. 13-C12, Class XA, IO, 1.639s, 2048		218,201	17,921

Total mortgage-backed securities (cost $260,126)			$262,153

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
		Shares	Value

Basic materials (0.1%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.(NON)		147	$7,835

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		181	10,611

			18,446
Capital goods (0.1%)

United Technologies Corp. $3.75 cv. pfd.		235	14,121

			14,121
Communication services (0.2%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)		124	14,136

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		147	7,175

Crown Castle International Corp. Ser. A, Class A, $4.50 cv. pfd.(R)		73	7,738

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.		5	1,778

Iridium Communications, Inc. 144A $7.00 cv. pfd.		26	2,998

			33,825
Consumer cyclicals (0.1%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		215	5,721

Stanley Black & Decker, Inc. $6.25 cv. pfd.		99	11,424

			17,145
Consumer staples (0.1%)

Tyson Foods, Inc. $2.375 cv. pfd.		129	6,738

			6,738
Energy (0.1%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		16	16,990

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		4	2,200

McDermott International, Inc. $1.563 cv. pfd.		106	1,555

			20,745
Financials (0.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		296	8,228

AMG Capital Trust II $2.575 cv. pfd.		183	11,209

Banc of California, Inc. 4.00% cv. pfd.		72	3,900

Bank of America Corp. Ser. L, 7.25% cv. pfd.		27	31,725

EPR Properties Ser. C, $1.44 cv. pfd.(R)		411	9,530

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)		119	7,776

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		98	4,851

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		8	9,760

			86,979
Health care (—%)

Alere, Inc. Ser. B, 3.00% cv. pfd.		13	4,290

AmSurg Corp. Ser. A-1, $5.25 cv. pfd.		21	2,279

			6,569
Transportation (0.1%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.		48	6,093

			6,093
Utilities and power (0.3%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		200	10,350

Dynegy, Inc. Ser. A, $5.375 cv. pfd.(NON)		40	4,272

El Paso Energy Capital Trust I $2.375 cv. pfd.		145	8,700

Exelon Corp. $3.25 cv. pfd.		146	7,620

NextEra Energy, Inc. $2.90 cv. pfd.		207	11,644

			42,586

Total convertible preferred stocks (cost $235,265)			$253,247

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017		$18,906	$17,176

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.156s, 2021		4,987	4,936

Total senior loans (cost $22,920)			$22,112

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Citigroup, Inc. Ser. K, $1.719 pfd.		790	$20,911

Total preferred stocks (cost $20,994)			$20,911

SHORT-TERM INVESTMENTS (15.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	2,204,046	$2,204,046

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015(SEG)(SEGCCS)		$25,000	25,000

Total short-term investments (cost $2,229,046)			$2,229,046

TOTAL INVESTMENTS

Total investments (cost $13,892,747)(b)			$14,678,370

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $203,652) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/17/14	$11,316	$11,555	$(239)
	Euro	Sell	12/17/14	11,316	11,616	300
Barclays Bank PLC
	British Pound	Buy	12/17/14	6,091	6,293	(202)
	British Pound	Sell	12/17/14	6,091	6,270	179
	Euro	Buy	12/17/14	12,187	12,177	10
	Hong Kong Dollar	Buy	2/13/15	3,791	3,791	—
	Japanese Yen	Buy	2/13/15	1,810	1,892	(82)
	Singapore Dollar	Sell	2/13/15	153	155	2
	Swedish Krona	Buy	12/17/14	1,073	1,085	(12)
	Swiss Franc	Buy	12/17/14	1,242	1,241	1
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	8,988	9,197	209
	Danish Krone	Buy	12/17/14	6,318	6,654	(336)
	New Zealand Dollar	Buy	1/21/15	390	385	5
Credit Suisse International
	Australian Dollar	Sell	1/21/15	5,172	5,256	84
	Japanese Yen	Buy	2/13/15	543	571	(28)
	New Zealand Dollar	Sell	1/21/15	3,981	3,901	(80)
	Norwegian Krone	Buy	12/17/14	1,624	1,696	(72)
	Swiss Franc	Buy	12/17/14	6,107	6,400	(293)
Deutsche Bank AG
	British Pound	Sell	12/17/14	4,841	5,069	228
	Euro	Buy	12/17/14	2,363	2,412	(49)
	Euro	Sell	12/17/14	2,363	2,425	62
	Swedish Krona	Buy	12/17/14	470	499	(29)
Goldman Sachs International
	Euro	Buy	12/17/14	16,912	17,360	(448)
	Euro	Sell	12/17/14	16,912	17,190	278
HSBC Bank USA, National Association
	British Pound	Buy	12/17/14	8,278	8,555	(277)
	British Pound	Sell	12/17/14	8,278	8,555	277
	Euro	Buy	12/17/14	124	128	(4)
	Euro	Sell	12/17/14	124	131	7
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	625	646	(21)
	British Pound	Sell	12/17/14	625	659	34
	Euro	Buy	12/17/14	6,093	6,382	(289)
	Euro	Sell	12/17/14	6,093	6,250	157
	Singapore Dollar	Buy	2/13/15	4,446	4,496	(50)
	Swedish Krona	Buy	12/17/14	1,985	2,107	(122)
	Swedish Krona	Sell	12/17/14	1,985	2,051	66
	Swiss Franc	Buy	12/17/14	5,900	6,138	(238)
	Swiss Franc	Sell	12/17/14	5,900	6,042	142
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	1,441	1,474	(33)
	Australian Dollar	Sell	1/21/15	1,441	1,505	64
	Euro	Buy	12/17/14	3,482	3,499	(17)
	Israeli Shekel	Buy	1/21/15	771	823	(52)
	Japanese Yen	Buy	2/13/15	2,039	2,054	(15)
	Japanese Yen	Sell	2/13/15	2,039	2,126	87
	Swiss Franc	Buy	12/17/14	725	763	(38)
	Swiss Franc	Sell	12/17/14	725	741	16
UBS AG
	Swiss Franc	Buy	12/17/14	1,656	1,743	(87)
	Swiss Franc	Sell	12/17/14	1,656	1,694	38

Total						$(867)

FUTURES CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	1	$219,141	Mar-15	$248
U.S. Treasury Note 5 yr (Long)	1	119,492	Mar-15	584

Total				$832

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 22 Index	BBB-/P	$37,638	$510,000	12/20/19	100 bp	$(1,146)

	Total		$37,638	$(1,146)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	B+/P	$(61,667)	$967,000	12/20/19	500 bp	$14,945

	Total		$(61,667)	$14,945

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,708,672.
(b)	The aggregate identified cost on a tax basis is $13,908,357, resulting in gross unrealized appreciation and depreciation of $872,149 and $102,136, respectively, or net unrealized appreciation of $770,013.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,741,204	$1,008,717	$545,875	$458	$2,204,046
	Putnam Absolute Return 100 Fund Class Y	567,289	133,321	9,586	—	692,125
	Putnam Absolute Return 300 Fund Class Y	1,383,439	319,971	23,005	—	1,674,425
	Putnam Absolute Return 500 Fund Class Y	2,367,960	533,285	38,341	—	2,911,872
	Putnam Absolute Return 700 Fund Class Y	363,920	79,993	5,751	—	448,362
	Putnam Money Market Fund Class A	444,673	106,672	7,668	13	543,677
	Totals	$6,868,485	$2,181,959	$630,226	$471	$8,474,507
	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,816,581 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $39,939 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$47,375	$48,183	$—
Capital goods	127,555	34,402	—
Communication services	20,330	53,855	—
Conglomerates	6,472	15,922	—
Consumer cyclicals	245,095	101,221	—
Consumer staples	136,084	80,227	—
Energy	122,913	43,605	—
Financials	754,202	169,864	—
Health care	228,245	60,872	—
Technology	312,326	11,686	—
Transportation	36,937	20,955	—
Utilities and power	52,689	35,982	—
Total common stocks	2,090,223	676,774	—
Convertible bonds and notes	—	471,765	611
Convertible preferred stocks	4,290	248,957	—
Corporate bonds and notes	—	960,020	—
Investment companies	6,357,818	—	—
Mortgage-backed securities	—	262,153	—
Preferred stocks	20,911	—	—
Senior loans	—	22,112	—
U.S. treasury obligations	—	1,333,690	—
Short-term investments	2,204,046	25,000	—

Totals by level	$10,677,288	$4,000,471	$611

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(867)	$—
Futures contracts	832	—	—
Credit default contracts	—	37,828	—

Totals by level	$832	$36,961	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$76,612	$38,784
Foreign exchange contracts	2,246	3,113
Interest rate contracts	832	—

Total	$79,690	$41,897

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$220,000
OTC credit default contracts (notional)		$500,000
Centrally cleared credit default contracts (notional)		$900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Credit default contracts*#	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	297	–	–	297
	Forward currency contracts#	300	192	–	214	84	290	278	284	399	–	167	38	2,246

	Total Assets	$300	$192	$–	$214	$84	$290	$278	$284	$399	$297	$167	$38	$2,543

	Liabilities:
	OTC Credit default contracts*#	$–	$38,784	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$38,784
	Centrally cleared credit default contracts§	–	–	3,208	–	–	–	–	–	–	–	–	–	3,208
	Futures contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	239	296	–	336	473	78	448	281	720	–	155	87	3,113

	Total Liabilities	$239	$39,080	$3,208	$336	$473	$78	$448	$281	$720	$–	$155	$87	$45,105

	Total Financial and Derivative Net Assets	$61	$(38,888)	$(3,208)	$(122)	$(389)	$212	$(170)	$3	$(321)	$297	$12	$(49)	$(42,562)
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$61	$(38,888)	$(3,208)	$(122)	$(389)	$212	$(170)	$3	$(321)	$297	$12	$(49)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015